[PROTECTIVE LETTERHEAD]

MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

April 4, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company
Protective Acquired Variable Annuity Separate Account
Protective RSG Preferred Plus Annuity
Filing Pursuant to Rule 497(j) for
File No. 333-141749; 811-21372

Commissioners:

On behalf of Protective Life Insurance Company and Protective Acquired Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information (“SAI”) being used in connection with the offering of the “Protective RSG Preferred Plus” annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in the Registration Statement on Form N-4 for Protective Acquired Variable Annuity Separate Account as filed with the Commission on April 2, 2007 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ MAX BERUEFFY

Max Berueffy